Accounts receivable, net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Beginning balance	$ 123,890	$ 19,386
Addition	2,440,018	97,538
Reversal	(117,040)
Exchange rate effect	31,473	6,966
Ending balance	$ 2,478,341	$ 123,890